CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

10.	CONVERTIBLE NOTES

The following tables set forth the components of the Company’s convertible notes as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
8% Unsecured Convertible Notes (Curiosity)	$278,000	$–
8% - 12% Convertible Promissory Notes (Bridge Notes)	–	373,587
10% Unsecured Convertible Redeemable Notes – Variable Conversion Price	–	265,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 Capital Global Master Fund or “L1”)	4,400,000	–
10% Secured Convertible Notes with Original Issuance Discounts (OID Notes)	75,000	153,250
12% Senior Secured Convertible Notes (Newbridge)	–	52,572
12% Senior Secured Convertible Notes (Original TDH Notes)	–	882,175
12% Senior Secured Convertible Notes (TDH Secured Notes)	359,056	1,645,393
12% Senior Secured Convertible Notes (Additional Secured Notes)	68,221	260,315
Loan discounts	(1,988,089)	(385,266)
Total convertible notes, net	3,192,188	3,247,026
Less: current portion of convertible notes, net	(1,879,853)	(2,349,677)
Convertible notes, net	$1,312,335	$897,349

8% Unsecured Convertible Notes (Curiosity)

On July 29, 2021, the Company entered into a membership interest purchase agreement with Curiosity and the holders of all of Curiosity’s outstanding membership interests, for the purchase of 80% of Curiosity’s outstanding membership interests from the sellers. Pursuant to the purchase agreement, the Company issued 8% eighteen-month convertible promissory notes in the aggregate principal amount $278,000 to pay-down and refinance certain outstanding loans and advances previously made by certain of its principals. The notes are convertible into shares of common stock of the Company at a conversion price of $3.28 per share but may not be converted if, after giving effect to such conversion, the noteholder and its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding common stock. The notes may be prepaid at any time, in whole or in part. The notes are subordinate to the Company’s senior indebtedness.

At September 30, 2021, the principal balance of the Curiosity notes was $278,000.

8% - 12% Convertible Promissory Notes (Bridge Notes)

On November 30, 2020, the Company entered into a securities purchase agreement with EMA Financial, LLC (“EMA”) pursuant to which the Company issued to EMA a nine-month 8% convertible promissory note in the principal amount of $260,000 (the “EMA Note”) for a $234,000 investment. The term of the EMA Note may be extended by EMA up to an additional year. The EMA Note is convertible into common stock of the Company at any time after 180 days from issuance. The conversion price of the EMA Note is equal to the lower of: (i) $1.92 per share, or (ii) 70% of the lowest trading price of the common stock during the ten consecutive trading days including and immediately preceding the conversion date.

On February 17, 2021, the terms of the EMA financing were amended to (i) reduce the conversion rate to $1.28, and (ii) add a three-year warrant to purchase up to 81,250 shares of the Company’s common stock, at an exercise price of $1.60 per share. On May 19, 2021, the terms of the EMA financing were further amended to (i) increase the interest rate to 12%, and (ii) add a three-year warrant (the “EMA Warrant”) to purchase up to 38,855 shares of the Company’s common stock, at an exercise price of $1.92 per share.

ASC 470-20 requires proceeds from the sale of a debt instrument with stock purchase warrants be allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. In connection with the EMA warrant issuance, the Company allocated an aggregate fair value of $104,760 to the stock warrants and recorded a debt discount which will be amortized to interest expense over the term of the loan using the effective interest method so the debt, at its term, is recorded at its face value. The Company estimated the fair value of the warrants at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant ranging between $1.60 and $4.48, (ii) the contractual term of the warrant of 3 years, (iii) a risk-free interest rate of 0.19% and (iv) an expected volatility of the price of the underlying common stock ranging between 224.9% and 258.6%.

On May 24, 2021, EMA Warrant was amended to delete the full-ratchet anti-dilution provision and the EMA Note was amended to delete the variable conversion price feature.

On June 2, 2021, the Company issued 10,000 shares of common stock to EMA upon the conversion of $11,800 in note principal and $1,000 in conversion fees. On June 17, 2021, the Company issued 100,000 shares of common stock to EMA upon the conversion of $127,000 in note principal and $1,000 in conversion fees. On August 20, 2021, the Company issued 108,978 shares of common stock to EMA upon the conversion of $121,200 in note principal and $17,292 in accrued interest and conversion fees.

At September 30, 2021, the principal balance of the EMA Note was $0 and all associated loan discounts were fully amortized.

On December 17, 2020, the Company entered into a note purchase agreement with Quick Capital, LLC (“Quick Capital”) pursuant to which the Company issued Quick Capital a nine-month convertible promissory note in the principal amount of $113,587 (the “Quick Note”) for a $100,000 investment, which included an original issuance discount of 8% and a $4,500 credit for Quick Capital’s transaction expenses. The Quick Note may be converted into shares of common stock at (i) a 30% discount to the lowest price per share of any debt or securities offering by the Company if the Company’s common stock is listed on NASDAQ or NYSE within 90 days of the Quick Note issuance; (ii) the lesser of (A) $1.28 or (B) a 30% discount to the average of the two lowest closing prices during the ten trading days prior to the conversion date; (iii) $1.28 per share, upon an event of default as described in the Note.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its allocable fair value was determined to be $12,621. This amount is recorded as a debt discount and is amortized as interest expense over the term of the related convertible note.

In connection with the Quick Note issuance, the Company also issued a three-year warrant (the “Quick Warrant”) to purchase up to an aggregate of 36,975 shares of the Company’s common stock at an exercise price of $1.60 per share. The Company estimated the fair value of this warrant at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $1.60, (ii) the contractual term of the warrant of 3 years, (iii) a risk-free interest rate of 0.19% and (iv) an expected volatility of the price of the underlying common stock of 224.3%. As a result, the Company allocated a fair value of $33,056 to the stock warrants and recorded debt discount to be amortized as interest expense over the term of the related convertible note.

On May 21, 2021, the Quick Note was amended to replace the variable conversion price with a fixed conversion price of $1.28 per share and the Quick Warrant was amended to delete the full-ratchet anti-dilution provision.

On June 21, 2021, the Company issued 290,000 shares of common stock to Quick Capital upon the conversion of $27,487 in note principal and $65,313 in penalties and accrued interest. On June 28, 2021, the Company issued 269,061 shares of common stock to Quick Capital upon the conversion of $86,100 in note principal.

At September 30, 2021, the principal balance of the Quick Note was $0 and all associated loan discounts were fully amortized.

On February 9, 2021, the Company entered into a securities purchase agreement with Auctus Fund, LLC (“Auctus”) pursuant to which the Company issued to Auctus a twelve-month 12% convertible promissory note in the principal amount of $500,000 (the “Auctus Note”). The note is convertible into shares common stock at a conversion price of $1.92 per share. The Company received net proceeds of $428,000 after deducting fees and expenses related to the transaction.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its allocable fair value was determined to be $155,875. This amount is recorded as a debt discount and is amortized as interest expense over the term of the related convertible note.

In connection with the note issuance, Auctus was also issued a five-year warrant (the “Auctus Warrant”) to purchase up to an aggregate of 195,313 shares of the Company’s common stock, at an exercise price of $1.92 per share. The Company estimated the fair value of this warrant at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $4.48, (ii) the contractual term of the warrant of 5 years, (iii) a risk-free interest rate of 0.48% and (iv) an expected volatility of the price of the underlying common stock of 259.2%. As a result, the Company allocated a fair value of $272,125 to the stock warrants and recorded debt discount to be amortized as interest expense over the term of the related convertible note.

On May 25, 2021, Auctus Warrant was amended to delete the full-ratchet anti-dilution provision.

On July 14, 2021, the Company issued 274,427 shares of common stock to Auctus upon the conversion of $500,000 in note principal and $26,900 in accrued interest and conversion fees.

At September 30, 2021, the principal balance of the Auctus Note was $0 and all associated loan discounts were fully amortized.

On March 11, 2021, the Company entered into a securities purchase agreement with FirstFire Global Opportunities Fund, LLC (“FirstFire”) pursuant to which the Company issued to FirstFire a twelve-month 12% convertible promissory note in the principal amount of $300,000 (the “FirstFire Note”). The first twelve months of interest ($36,000) is guaranteed and deemed to be earned in full as of the date of issuance. At any time after 180 days from the date of issuance, FirstFire may convert any amount due under the note into shares of the Company’s common stock at a conversion price of $1.92 per share. The Company received net proceeds of $238,500 after deducting fees and expenses related to the transaction.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its allocable fair value was determined to be $93,220. This amount is recorded as a debt discount and is amortized as interest expense over the term of the related convertible note.

In connection with the issuance of the note, FirstFire was also issued a

On May 20, 2021, the FirstFire Note was amended to replace the variable conversion feature price with a fixed conversion price of $1.92 and the FirstFire Warrant was amended to delete the full ratchet anti-dilution provision.

On June 17, 2021, the Company issued 175,000 shares of common stock to FirstFire upon the conversion of $300,000 in note principal and $36,000 in accrued interest.

At September 30, 2021, the principal balance of the FirstFire Note was $0 and all associated loan discounts were fully amortized.

On April 16, 2021, the Company entered into a securities purchase agreement with Labrys Fund, LP (“Labrys”), pursuant to which the Company issued to Labrys a one-year convertible promissory note in the principal amount of $300,000 (the “Labrys Note”). The Labrys Note bears interest at a rate of 12% per annum. The first twelve months of interest ($36,000) is guaranteed and deemed to be earned in full as of the date of issuance. Labrys may convert any amount due under the Labrys Note into shares of the Company’s common stock at a conversion price of $1.92 per share. The Company received net proceeds of $266,000, after deducting fees and expenses related to the transaction.

In connection with the issuance of the note, Labrys was also issued a

On May 22, 2021, the Labrys Warrant was amended to delete the full-ratchet anti-dilution provision.

On June 17, 2021, the Company issued 175,000 shares of common stock to Labrys upon the conversion of $300,000 in note principal and $36,000 in accrued interest.

At September 30, 2021, the principal balance of the Labrys Note was $0 and all associated loan discounts were fully amortized.

10% Unsecured Convertible Redeemable Note – Variable Conversion Price

On March 1, 2020, the Company issued a convertible redeemable note to an unrelated party in the principal amount of $100,000. The note accrues interest at a rate of 10% per annum, was due on August 31, 2020 and is convertible into common stock of the Company at the option of the noteholder at a rate equal to a 30% discount from the lowest volume weighted average price of the Company’s common stock in the preceding 20 trading days.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its allocable fair value was determined to be $44,129. This amount is recorded as a debt discount and is amortized as interest expense over the term of the note.

In connection with the note issuance, the Company also issued a five-year warrant to purchase up to an aggregate of 15,625 shares of the Company’s common stock at an exercise price of $3.20 per share. ASC 470-20 requires proceeds from the sale of a debt instrument with stock purchase warrants be allocated to the two elements based on the relative fair values of the debt instrument without the warrants and of the warrants themselves at the time of issuance. This resulted in the debt being recorded at a discount which will be amortized to interest expense over the term of the loan using the effective interest method so the debt, at its term, is recorded at its face value. The Company estimated the fair value of this warrant at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $3.20, (ii) the contractual term of the warrant of 5 years, (iii) a risk-free interest rate of 0.89% and (iv) an expected volatility of the price of the underlying common stock of 144.4%. As a result, the Company allocated a fair value of $30,935 to the stock warrants.

On April 14, 2021, the Company issued 62,500 shares of common stock to the noteholder upon the conversion of $100,000 in note principal and $11,205 of accrued interest.

At September 30, 2021, the principal balance of this note was $0 and all associated loan discounts were fully amortized.

On November 20, 2020, the Company issued a convertible redeemable note to an unrelated party in the principal amount of $165,000 less a $15,000 original issuance discount resulting in net cash proceeds to the Company of $150,000. The note accrues interest at a rate of 10% per annum, was due on February 15, 2021 and is convertible into common stock of the Company at the option of the noteholder at a rate equal to a 30% discount from the lowest volume weighted average price of the Company’s common stock in the preceding 20 trading days.

The Company analyzed the conversion feature of the note for a beneficial conversion feature, for which the Company concluded that a beneficial conversion feature existed. The beneficial conversion feature was measured using the commitment-date stock price and its allocable fair value was determined to be $50,871. This amount is recorded as a debt discount and is amortized as interest expense over the term of the note.

On February 17, 2021, the Company entered into a debt exchange agreement with the holder of the convertible promissory note, in the aggregate amount of $169,000 of outstanding principal and accrued and unpaid interest. Pursuant to the terms of the debt exchange agreement, the holder exchanged the outstanding note, and all amounts owed by the Company thereunder, for 169,000 shares of the Company’s 8% Series B convertible preferred stock. At the time of the exchange, all amounts due under the note was deemed to be paid in full and the note was cancelled.

At September 30, 2021, the principal balance of this note was $0 and all associated loan discounts were fully amortized.

10% Senior Secured Convertible Note with Original Issuance Discount (L1)

On September 14, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with L1 Capital Global Master Fund (“L1”) pursuant to which it issued (i) a 10% original issue discount senior secured convertible note in the principal amount of $4,400,000 to L1 (the “L1 Note”) and (ii) a five-year warrant to purchase 813,278 shares of the Company’s common stock at an exercise price of $4.20 per share (“Warrant Shares”) in exchange for $3,960,000 (the “First Tranche Financing”). The Purchase Agreement also provided, subject to shareholder approval, for the issuance, subject to certain conditions, of an additional $1,500,000 of notes and warrants to purchase 277,777 shares of common stock (the “Second Tranche Financing”) on the same terms.

The L1 Note is convertible by L1 into common stock of the Company at a price of $4.20 per share, or approximately 1,047,619 shares. It is repayable in eighteen equal monthly installments with certain deferments or an acceleration of up to three months’ payments. The Company may repay the L1 Note in cash or shares of common stock at a price equal to the lesser of the then conversion price or 95% of the lowest daily VWAP during the ten consecutive trading days immediately preceding the monthly payment date, but in no event less than $1.92. In the event that VWAP drops below $1.92, the Company will have the right to pay at such VWAP with any shortfall paid in cash. The L1 Note is senior to all other Company indebtedness and the Company’s obligations under the note are secured by all of the assets of the Company’s subsidiaries.

The Company estimated the fair value of the warrant at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $2.70, (ii) the contractual term of the warrant of 5 years, (iii) a risk-free interest rate of 0.79% and (iv) an expected volatility of the price of the underlying common stock of 299.8%. As a result, the Company allocated a fair value of $1,200,434 to the stock warrants and recorded debt discount to be amortized as interest expense over the term of the related convertible note.

As of September 30, 2021, the principal balance of these notes was $4,400,000 and the remaining balance on the associated loan discounts was $1,936,894.

10% Secured Convertible Notes with Original Issuance Discounts (“OID Notes”)

During the year ended December 31, 2017, the Company issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $601,223. The notes were issued with original issuance discounts of 10.0%, or $60,122, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of 24.96. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 4,698 shares of common stock as an inducement to lend. These shares were valued at $78,321 with share prices ranging between $15.36 and $22.40 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 10% convertible notes pursuant to which an aggregate of 331,954 shares of the Company’s Series B preferred stock (“Series B Stock) were issued to noteholders for an aggregate of $211,223 of outstanding principal and accrued and unpaid interest. On November 30, 2020, the Company entered into a debt exchange agreement with the remaining holder of these 10% convertible notes pursuant to which an aggregate of 158,000 shares of Series B Stock were issued to the noteholder for an aggregate of $111,250 of outstanding principal and accrued and unpaid interest.

At September 30, 2021, the principal balance of these notes was $0 and all associated loan discounts were fully amortized.

During the year ended December 31, 2018, the Company issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $1,313,485 in a private offering. The notes were issued with original issuance discounts of 10.0%, or $131,348, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $24.96. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 10,262 shares of common stock as an inducement to lend. These shares were valued at $198,259 with share prices ranging between $9.60 and $25.92 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 10% convertible notes pursuant to which an aggregate of 316,000 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $200,000 of outstanding principal and accrued and unpaid interest. On September 10, 2021, the Company entered into a debt exchange agreement with a holder of a 10% convertible note pursuant to which 85,250 shares of the Company’s Series C Stock was issued for $85,250 of outstanding principal and accrued and unpaid interest.

As of September 30, 2021, the principal balance of these notes was $25,000 and all associated loan discounts were fully amortized. No notices of default or demands for payment have been received by the Company.

During the year ended December 31, 2018, the Company also issued secured, convertible notes with original issuance discounts to accredited investors for gross proceeds of $356,000 in a private offering. The notes were issued with original issuance discounts of 20.0%, or $71,200, bear interest at a rate of 10% per annum, are payable semiannually in cash, and carry a two-year term with a fixed conversion price of $16.00. In connection with the issuance of these notes, the Company issued to such investors an aggregate of 6,344 shares of common stock as an inducement to lend. These shares were valued at $62,269 with share prices ranging between $9.28 and $11.20 per share. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On July 19, 2021, the Company repaid $6,329 outstanding principal and accrued and unpaid interest to a 10% secured convertible noteholder.

As of September 30, 2021, the principal balance of these notes was $50,000 and all associated loan discounts were fully amortized. No notices of default or demands for payment have been received by the Company.

12% Senior Secured Convertible Notes (Newbridge Offering)

On November 30, 2018, the Company closed a private offering in which it sold 12% secured convertible promissory notes (“12% Notes”) in an aggregate principal amount of $552,000 and issued an aggregate of 22,843 shares of its common stock to nine accredited investors pursuant to a private placement memorandum and subscription agreement. The 12% Notes which are due and payable two years from issuance are secured by certain assets of the Company and rank senior to all other indebtedness of the Company except for the $4,000,000 promissory notes (the “TD Notes”) issued to the shareholders of TD Holdings in connection with a share sale agreement dated June 30, 2016, as amended. Messrs. Marks and Leiner pledged an aggregate of 312,500 shares of common stock of the Company pursuant to a pledge and security agreement to secure the timely payment of the 12% Notes. The 12% Notes are convertible, in whole or in part, by the noteholders at a conversion rate of $12.80 if the Company’s common stock trades or is quoted at more than $12.80 per share for 10 consecutive days. The conversion price is subject to adjustment resulting from certain corporate actions including the subdivision or combination of stock, payment of dividends, reorganization, reclassification, consolidations, merger or sale of the Company.

Interest on the 12% Notes is payable monthly in 21 equal installments commencing four months after the issuance of the 12% Notes. Upon the occurrence of an event of default, the interest rate will increase to 15% and the 12% Notes will become immediately due and payable. The Company may prepay the 12% Notes in full at any time by paying accrued interest and 110% of the outstanding principal balance. Newbridge Securities Corporation acted as exclusive placement agent for the offering and received (i) $55,200, (ii) 3,550 shares of common stock, and (iii) $11,040, representing a non-accountable expense allowance for its services.

As of September 30, 2021, the principal balance of these notes was $0 and all associated loan discounts were fully amortized.

12% Senior Secured Convertible Notes (Original TDH Notes)

On June 20, 2016, the Company issued $4,000,000 of senior secured promissory notes to the shareholders of TD Holdings (the “TDH Sellers”) in connection with a share sale agreement pursuant to which the Company acquired 100% of the common stock of TD Holdings (“the TDH Share Sale Agreement”). The notes bear interest at 5.0% per annum and are due on the earlier of (i) June 20, 2018 or (ii) the date on which the Company successfully completes a qualified initial public offering as defined in the agreement. The notes are collateralized by all of the assets of TD Holdings.

First Amendment to the TDH Share Sale Agreement

On January 3, 2018, the Company entered into an amendment to the TDH Share Sale Agreement (the “First Amendment”). Under the terms of the First Amendment:

•	The maturity date of the notes was extended from July 1, 2018 until July 1, 2019.

•	The interest rate on the notes during for one-year extension period from July 2, 2018 to July 1, 2019 was increased to 10%.

•	Interest is payable quarterly in arrears during the one-year extension period, instead of annually in arrears. The first such quarterly interest payment of $100,000 is due on September 30, 2018.

•	Under the terms of the terms of TDH Share Sale Agreement, the TDH Sellers could earn up to an additional $5.0 million in contingent earnout payments. The original earnout period ended on December 31, 2018. The First Amendment extended the earnout period by one year to December 31, 2019.

As consideration to enter into the First Amendment, the Company issued 25,000 shares of its common stock valued at $480,000 to the TDH Sellers.

Second Amendment to the TDH Share Sale Agreement

On January 15, 2019, the Company entered into a second amendment to the TDH Share Sale Agreement (the “Second Amendment”). Under the terms of the Second Amendment:

•	The maturity date of the notes was extended from July 1, 2019 to April 2, 2020.

•	The TDH Sellers shall have the right to convert the notes at a conversion price of $8.64 per share, either in whole or in part at any time prior to the maturity, subject to the terms and conditions set forth in the Second Amendment.

•	In the event that the notes are not repaid prior to July 2, 2019, no funds will be transferred by TDH to the Company.

•	The payment terms of the contingent earnout was modified from 50% payable in cash and 50% payable in stock to 75% payable in cash and 25% payable in stock.

As consideration to enter into the Second Amendment, the Company issued an additional 25,000 shares of its common stock valued at $220,000 to the TDH Sellers.

Due to the inclusion of a conversion feature, the Second Amendment was considered an extinguishment and subsequent reissuance of the notes under the guidelines of ASC 470-20-40-7 through 40-9. As a result, the Company recorded a loss on the extinguishment of debt of $363,468 related to the Second Amendment during the year ended December 31, 2019.

The principal value of the notes was reclassified to convertible notes, net – current on the Company’s condensed consolidated financial statements.

Third Amendment to the TDH Share Sale Agreement

On March 16, 2020, the Company entered into a third amendment (the “Third Amendment”) to the TDH Share Sale Agreement, pursuant to which the Company’s subsidiary, Grom Holdings, had acquired 100% of the common stock of TDH (representing ownership of the animation studio) from certain individuals (the “TDH Sellers”). The Company used the proceeds received from the TDH Secured Notes Offering to pay the TDH Sellers $3,000,000 of the principal due under the Original TDH Notes, leaving a principal amount due to the TDH Sellers of $1,000,000 (plus accrued interest and costs). In addition, the accrued interest of $361,767 due to the TDH Sellers pursuant to the Original TDH Notes was paid in three monthly payments of $93,922, commencing April 16, 2020, and twelve-monthly installments of $6,667 commencing April 16, 2020.

Pursuant to the Third Amendment, the TDH Sellers and the Company agreed, among other things:

•	To extend the maturity date of the remaining Original TDH Notes by one year to June 30, 2021;

•	To increase the interest rate on the remaining Original TDH Notes to 12%;

•	To grant a first priority security interest on the shares of TDH and TDAHK to the TDH Sellers, pari passu with the holders of the TDH Secured Notes; and

•	To pay the balance of the Original TDH Notes monthly in arrears, amortized over a four-year period.

On August 18, 2021, the Company paid the TDH Sellers an aggregate of $834,760, representing all remaining amounts due and payable under the TDH Secured Notes. As a result, the TDH Sellers released the pledged shares of TDH and its subsidiary, Top Draw Animation Hong Kong Limited from escrow. The TDH Sellers have no further security interest in the assets of the Company or its subsidiaries.

As of September 30, 2021, the principal balance of the Original TDH Notes was $0.

12% Senior Secured Convertible Notes (“TDH Secured Notes”)

On March 16, 2020, the Company sold (the “TDH Secured Notes Offering”) an aggregate $3,000,000 of its 12% senior secured convertible notes (the “TDH Secured Notes”), to eleven accredited investors (the “TDH Secured Note Lenders”), pursuant to a subscription agreement with the TDH Secured Note Lenders. Interest on the TDH Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the TDH Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Pursuant to the TDH Secured Notes, TD Holdings will pay amounts due under the TDH Secured Notes. Prepayment of amounts due under TDH Secured Notes is subject to a prepayment penalty in an amount equal to 4% of the amount prepaid.

The TDH Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion provided that the conversion price shall not be less than $3.20 per share.

The Company’s obligations under the TDH Secured Notes, are secured by Grom Holdings’ shares of stock of TDH, and of its wholly owned subsidiary, TDAHK. The TDH Secured Notes rank equally and ratably on a pari passu basis with (i) the other TDH Secured Notes and (ii) the Original TDH Notes issued by the Company pursuant to TDH Share Sale Agreement.

If the Company sells the animation studio located in Manila, Philippines, which is currently owned by TDH through TDAHK (the “Animation Studio”), for more than $12,000,000, and so long as any amount of principal is outstanding under the TDH Secured Notes, the Company will pay the TDH Secured Notes holders from the proceeds of the sale (i) all amounts of principal outstanding under the TDH Secured Notes, (ii) such amount of interest which would be due and payable assuming the TDH Secured Notes were held to maturity (minus any amounts of interest previously paid hereunder), and (iii) an additional 10% of the amount of principal outstanding under the TDH Secured Notes within five days of the closing of such sale.

In connection with the issuance of the TDH Secured Notes, the Company issued to each TDH Secured Note holder shares of common stock equal to 20% of the principal amount of such holder’s TDH Secured Note, divided by $3.20. Accordingly, an aggregate of 187,500 shares of common stock were issued to the TDH Secured Note holders on March 16, 2020. These shares were valued at $420,000, or $2.24 per share, which represents fair market value. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 12% TDH Secured Notes pursuant to which an aggregate of 1,739,580 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $1,101,000 of outstanding principal and accrued and unpaid interest.

On November 30, 2020, the Company entered into a debt exchange agreement with another holder of these 12% TDH Secured Notes pursuant to which an aggregate of 158,000 shares of Series B Stock were issued to the noteholder for an aggregate of $99,633 of outstanding principal and accrued and unpaid interest.

On February 17, 2021, the Company entered into debt exchange agreements with certain holders of these 12% TDH Secured Notes pursuant to which an aggregate of 2,106,825 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $1,256,722 of outstanding principal and accrued and unpaid interest.

As of September 30, 2021, the principal balance of these notes was $359,056 and the remaining balance on the associated loan discounts was $43,021.

12% Senior Secured Convertible Notes (Additional Secured Notes)

On March 16, 2020, the Company issued to seven accredited investors (the “Additional Secured Note Lenders”) an aggregate of $1,060,000 of its 12% senior secured convertible notes (the “Additional Secured Notes”) in a private offering pursuant to a subscription agreement with substantially the same terms as the TDH Secured Notes except that the Additional Secured Notes are secured by all of the assets of the Company other than the shares and other assets of TDH and TDAHK, pursuant to a security agreement by and among the Company and the Additional Secured Note Lenders.

Interest on the Additional Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the Additional Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Prepayment of the amounts due under the Additional Secured Notes is subject to a prepayment penalty of 4% of the amount prepaid.

The Additional Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion provided that the conversion price shall not be less than $0.10 per share.

In connection with the issuance of the Additional Secured Notes, the Company issued to each Additional Secured Note Lender shares of common stock equal to 20% of the principal amount of such holder’s Additional Secured Note, divided by $3.20. Accordingly, an aggregate of 66,250 shares of common stock were issued. These shares were valued at $148,000, or $2.24 per share, which represents fair market value. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 12% Additional Secured Notes pursuant to which an aggregate of 1,236,350 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $782,500 of outstanding principal and accrued and unpaid interest.

On February 17, 2021, the Company entered into a debt exchange agreement with another holder of these 12% Additional Secured Notes pursuant to which an aggregate of 288,350 shares of the Company’s Series B Stock were issued to the noteholder for an aggregate of $191,273 of outstanding principal and accrued and unpaid interest.

As of September 30, 2021, the principal balance of these notes was $68,221 and the remaining balance on the associated loan discounts was $8,174.

Future Minimum Principal Payments

The remaining principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

2021	$721,308
2022	$4,215,130
2023	$167,792
2024	$76,047
2025 and thereafter	$–
$5,180,277